STOCK BASED COMPENSATION (Details 4) - Incentive Warrants [Member] - $ / shares	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate	1.47%	2.00%
Expected dividends	0.00%	0.00%
Expected volatility	57.00%	149.00%
Expected life	1 year 1 month	3 years
Market price of the Company's common stock on date of grant	$ 0.22	$ 0.16
Exercise price	$ 0.25	$ 0.16